Operating and Geographic Segmentation - Additional Information (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($) Professionals Segments Branch ATM Business Locations	Oct. 31, 2023 CAD ($)
Disclosure of operating segments [line items]
Number of operating groups | Business	3
Taxable equivalent basis adjustment amount | $	$ 58	$ 354
Personal and commercial banking [member]
Disclosure of operating segments [line items]
Number operating segments | Segments	2
Number of branches through which the services are provided to the customers | Branch	900
Number of automated teller machines through which the services are provided to the customers | ATM	3,200
US Personal and Commercial Banking [member]
Disclosure of operating segments [line items]
Number of branches through which the services are provided to the customers | Branch	1,000
Number of automated teller machines through which the services are provided to the customers | ATM	40,000
BMO CM [member]
Disclosure of operating segments [line items]
Number of professionals in lines of business | Professionals	2,700
Number of operating locations | Locations	30